Fair value (Tables)	12 Months Ended
Mar. 31, 2019
Summary of Assets and Liabilities Measured at Fair Value on a Recurring Basis, Including Fair Value Option Elected

Assets and liabilities measured at fair value on a recurring basis at March 31, 2018 and 2019, including those for which the MHFG Group has elected the fair value option, are summarized below:

2018	Level 1	Level 2	Level 3	Assets/ Liabilities measured at fair value
	(in billions of yen)
Assets:
Trading securities (1):
Japanese government bonds	1,375	43	—	1,418
Japanese local government bonds	—	107	—	107
U.S. Treasury bonds and federal agency securities	2,442	209	—	2,651
Other foreign government bonds	1,682	480	—	2,162
Agency mortgage-backed securities	—	1,799	—	1,799
Residential mortgage-backed securities	—	—	12	12
Certificates of deposit and commercial paper	—	643	—	643
Corporate bonds and other	25	1,992	1,013	3,030
Equity securities	1,642	—	23	1,665
Trading securities measured at net asset value (2)				705
Derivative financial instruments:
Interest rate contracts	39	7,089	48	7,176
Foreign exchange contracts	17	2,667	13	2,697
Equity-related contracts	82	110	5	197
Credit-related contracts	—	16	2	18
Other contracts	6	8	9	23
Available-for-sale securities:
Japanese government bonds	12,435	897	—	13,332
Japanese local government bonds	—	239	—	239
U.S. Treasury bonds and federal agency securities	686	—	—	686
Other foreign government bonds	355	703	—	1,058
Agency mortgage-backed securities	—	889	—	889
Residential mortgage-backed securities	—	65	54	119
Commercial mortgage-backed securities	—	—	441	441
Japanese corporate bonds and other debt securities	—	1,827	163	1,990
Foreign corporate bonds and other debt securities	—	799	80	879
Equity securities (marketable) (3)	3,912	121	—	4,033
Other investments	—	—	38	38

Total assets measured at fair value on a recurring basis	24,698	20,703	1,901	48,007

Liabilities:
Trading securities sold, not yet purchased	2,777	618	4	3,399
Derivative financial instruments:
Interest rate contracts	42	7,074	27	7,143
Foreign exchange contracts	11	2,370	1	2,382
Equity-related contracts	81	69	1	151
Credit-related contracts	—	20	1	21
Other contracts	4	6	9	19
Long-term debt (4)	—	1,395	561	1,956

Total liabilities measured at fair value on a recurring basis	2,915	11,552	604	15,071

2019	Level 1	Level 2	Level 3	Assets/ Liabilities measured at fair value
	(in billions of yen)
Assets:
Trading securities (1):
Japanese government bonds	1,829	33	—	1,862
Japanese local government bonds	—	134	—	134
U.S. Treasury bonds and federal agency securities	1,069	138	—	1,207
Other foreign government bonds	2,417	553	—	2,970
Agency mortgage-backed securities	—	1,041	—	1,041
Residential mortgage-backed securities	—	—	11	11
Certificates of deposit and commercial paper	—	1,047	—	1,047
Corporate bonds and other	36	1,806	1,044	2,886
Equity securities	1,297	—	28	1,325
Trading securities measured at net asset value (2)				631
Derivative financial instruments:
Interest rate contracts	36	5,729	21	5,786
Foreign exchange contracts	9	1,927	23	1,959
Equity-related contracts	58	63	4	125
Credit-related contracts	—	16	2	18
Other contracts	2	4	10	16
Available-for-sale securities:
Japanese government bonds	10,902	995	—	11,897
Japanese local government bonds	—	210	—	210
U.S. Treasury bonds and federal agency securities	1,009	—	—	1,009
Other foreign government bonds	456	886	—	1,342
Agency mortgage-backed securities	—	544	—	544
Residential mortgage-backed securities	—	61	40	101
Commercial mortgage-backed securities	—	—	500	500
Japanese corporate bonds and other debt securities	—	1,629	120	1,749
Foreign corporate bonds and other debt securities	—	678	103	781
Equity securities (3):
Equity securities with readily determinable fair values	3,633	135	—	3,768
Equity securities measured at net asset value (2)				53
Other investments	—	—	35	35

Total assets measured at fair value on a recurring basis	22,753	17,629	1,941	43,007

Liabilities:
Trading securities sold, not yet purchased	2,380	199	1	2,580
Derivative financial instruments:
Interest rate contracts	38	5,564	8	5,610
Foreign exchange contracts	11	1,746	1	1,758
Equity-related contracts	82	51	9	142
Credit-related contracts	—	16	1	17
Other contracts	1	4	9	14
Long-term debt (4)	—	1,778	655	2,433

Total liabilities measured at fair value on a recurring basis	2,512	9,358	684	12,554

Notes:

(1)	Trading securities include foreign currency denominated securities for which the MHFG Group elected the fair value option.
(2)

In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented for these classes of assets are intended to permit the reconciliation of the fair value hierarchy to the amounts presented in the statements of financial position. The amounts of unfunded commitments related to these investments at March 31, 2018 and 2019 were ¥31 billion and ¥37 billion, respectively.

(3)

The MHFG Group adopted ASU No.2016-01 on April 1, 2018. In connection with the adoption, equity securities are no longer classified as available-for-sale securities. See Note 2 “Recently issued accounting pronouncements” for further details.

(4)	Amounts represent items for which the Group elected the fair value option or for which it applied the practicability exception.

Reconciliation for All Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)

The following table presents a reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the fiscal years ended March 31, 2018 and 2019:

2018	April 1, 2017	Gains (losses) in Earnings		Gains (losses) in OCI		Transfers into Level 3	Transfers out of Level 3	Purchases	Sales	Issuances	Settle- ments	March 31, 2018	Change in unrealized gains (losses) still held (6)
	(in billions of yen)
Assets:
Trading securities:
Residential mortgage-backed securities	15	—	(2)	—		—	—	—	—	—	(3)	12	—
Corporate bonds and other	1,052	(20	)(2)	—		123	(241)	1,082	(631)	—	(352)	1,013	(19)
Equity securities	23	(1	)(2)	—		—	—	2	(1)	—	—	23	—
Derivative financial instruments, net (1):
Interest rate contracts	26	(6	)(2)	—		—	—	—	—	—	1	21	(1)
Foreign exchange contracts	8	2	(2)	—		—	—	—	—	—	2	12	5
Equity-related contracts	(25)	1	(2)	—		—	—	—	—	—	28	4	12
Credit-related contracts	—	—	(2)	—		—	—	—	—	—	1	1	—
Other contracts	—	(1	)(2)	—		—	—	—	—	—	1	—	—
Available-for-sale securities:
Residential mortgage-backed securities	77	—	(3)	—	(4)	—	—	3	(6)	—	(20)	54	—
Commercial mortgage-backed securities	224	—	(3)	3	(4)	—	—	286	(69)	—	(3)	441	—
Japanese corporate bonds and other debt securities	174	11	(3)	(10	)(4)	—	—	17	—	—	(29)	163	11
Foreign corporate bonds and other debt securities	110	—	(3)	(1	)(4)	15	(46)	2	—	—	—	80	—
Other investments	37	—	(3)	—		—	—	14	(3)	—	(10)	38	—

Liabilities:
Trading securities sold, not yet purchased	—	—	(2)	—		—	—	(146)	150	—	—	4	—
Long-term debt	593	3	(5)	—		1	(10)	—	—	151	(171)	561	5

2019	April 1, 2018	Gains (losses) in Earnings		Gains (losses) in OCI		Transfers into Level 3	Transfers out of Level 3	Purchases	Sales	Issuances	Settle- ments	March 31, 2019	Change in unrealized gains (losses) still held (6)
	(in billions of yen)
Assets:
Trading securities:
Residential mortgage-backed securities	12	—	(2)	—		—	—	—	—	—	(1)	11	—
Corporate bonds and other	1,013	1	(2)	—		—	—	762	(378)	—	(354)	1,044	8
Equity securities	23	1	(2)	—		—	—	7	(3)	—	—	28	(1)
Derivative financial instruments, net (1):
Interest rate contracts	21	(11	)(2)	—		—	—	—	—	—	3	13	(5)
Foreign exchange contracts	12	15	(2)	—		—	—	—	—	—	(5)	22	14
Equity-related contracts	4	(15	)(2)	—		—	—	—	—	—	6	(5)	3
Credit-related contracts	1	(2	)(2)	—		—	—	—	—	—	2	1	1
Other contracts	—	1	(2)	—		—	—	—	—	—	—	1	1
Available-for-sale securities:
Residential mortgage-backed securities	54	—	(3)	—	(4)	—	—	—	—	—	(14)	40	—
Commercial mortgage-backed securities	441	—	(3)	1	(4)	—	—	144	(72)	—	(14)	500	—
Japanese corporate bonds and other debt securities	163	37	(3)	(33	)(4)	—	—	29	(7)	—	(69)	120	19
Foreign corporate bonds and other debt securities	80	—	(3)	(1	)(4)	61	(42)	27	—	—	(22)	103	—
Other investments	38	5	(3)	—		—	—	13	(6)	—	(15)	35	(2)

Liabilities:
Trading securities sold, not yet purchased	4	1	(2)	—		—	—	(35)	33	—	—	1	—
Long-term debt	561	(6	)(5)	10	(4)	7	—	—	—	192	(101)	655	5

Notes:

(1)	Total Level 3 derivative exposures have been netted on the table for presentation purposes only.
(2)	Gains (losses) in Earnings are reported in Trading account gains (losses)—net, Foreign exchange gains (losses)—net or Other noninterest income (expenses).
(3)	Gains (losses) in Earnings are reported in Investment gains (losses)—net.
(4)	Gains (losses) in OCI are reported in Other comprehensive income (loss).
(5)	Gains (losses) in Earnings are reported in Other noninterest income (expenses).
(6)

Amounts represent total gains or losses recognized in earnings during the period. These gains or losses were attributable to the change in fair value relating to assets and liabilities classified as Level 3 that were still held at March 31, 2018 and 2019.

Quantitative Information about Significant Unobservable Inputs Related to Material Classes of Level 3 Assets and Liabilities

The following table presents information about significant unobservable inputs related to the MHFG Group’s material classes of Level 3 assets and liabilities at March 31, 2018 and 2019:

2018

Products/Instruments	Fair value	Principal valuation technique	Unobservable inputs	Range of input values	Weighted average (5)
(in billions of yen, except for percentages and basis points)
Trading securities and Available-for-sale securities:
Residential mortgage-backed securities	66	Discounted cash flow	Prepayment rate	3%–17%	7%
		Price-based	Default rate	0%–1%	0%
			Recovery rate	100%–100%	100%
			Discount margin	17bps–170bps	50bps

Commercial mortgage-backed securities	441	Discounted cash flow Price-based	Discount margin	9bps–141bps	28bps

Corporate bonds and other debt securities	1,256	Discounted cash flow	Prepayment rate (1)	26%–37%	36%
		Price-based	Default rate (1)	1%–2%	2%
			Recovery rate (1)	60%–69%	68%
			Discount margin (1)	12bps–1,165bps	115bps
			Discount margin (2)	5bps–1,064bps	379bps

Derivative financial instruments, net:
Interest rate contracts	21	Internal valuation model (3)	IR – IR correlation	23%–100%
			Default rate (4)	0%–63%

Foreign exchange contracts	12	Internal valuation model (3)	FX – IR correlation	16%–53%
			FX – FX correlation	61%–61%
			Default rate (4)	0%–63%

Equity-related contracts	4	Internal valuation model (3)	Equity – IR correlation	25%–25%
			Equity volatility	12%–41%

Credit-related contracts	1	Internal valuation model (3)	Default rate	0%–3%
			Credit correlation	27%–100%

Long-term debt	561	Internal valuation model (3)	IR – IR correlation	23%–100%
			FX – IR correlation	9%–53%
			FX – FX correlation	61%–61%
			Equity – IR correlation	25%–25%
			Equity – FX correlation	55%–70%
			Equity correlation	24%–100%
			Equity volatility	13%–56%
			Default rate	0%–2%
			Credit correlation	28%–100%

2019

Products/Instruments	Fair value	Principal valuation technique	Unobservable inputs	Range of input values	Weighted average (5)
(in billions of yen, except for percentages and basis points)
Trading securities and Available-for-sale securities:
Residential mortgage- backed securities	51	Discounted cash flow	Prepayment rate	4%–19%	8%
		Price-based	Default rate	0%–1%	0%
			Recovery rate	100%–100%	100%
			Discount margin	18bps–170bps	51bps

Commercial mortgage-backed securities	500	Discounted cash flow Price-based	Discount margin	9bps–161bps	24bps

Corporate bonds and other debt securities	1,267	Discounted cash flow	Prepayment rate (1)	22%–22%	22%
		Price-based	Default rate (1)	2%–2%	2%
			Recovery rate (1)	69%–69%	69%
			Discount margin (1)	48bps–1,173bps	134bps
			Discount margin (2)	4bps–1,063bps	295bps

Derivative financial instruments, net:
Interest rate contracts	13	Internal valuation model (3)	IR – IR correlation	23%–100%
			Default rate (4)	0%–63%

Foreign exchange contracts	22	Internal valuation model (3)	FX – IR correlation	9%–55%
			FX – FX correlation	63%–63%
			Default rate (4)	0%–63%

Equity-related contracts	(5)	Internal valuation model (3)	Equity – IR correlation	25%–25%
			Equity correlation	40%–100%
			Equity volatility	5%–36%

Credit-related contracts	1	Internal valuation model (3)	Default rate	0%–5%
			Credit correlation	29%–100%

Long-term debt	655	Internal valuation model (3)	IR – IR correlation	23%–100%
			FX – IR correlation	9%–55%
			FX – FX correlation	63%–63%
			Equity – IR correlation	25%–25%
			Equity – FX correlation	55%–88%
			Equity correlation	12%–100%
			Equity volatility	5%–49%
			Default rate	0%–4%
			Credit correlation	20%–100%

Notes:

(1)	These inputs are mainly used for determining the fair values of securitization products such as CDO, CLO and ABS, other than RMBS and CMBS.
(2)	This input is mainly used for determining the fair values of Japanese corporate bonds and foreign corporate bonds.
(3)	Internal valuation model includes discounted cash flow models and the Black-Scholes option pricing model.
(4)	This input represents the counterparty default rate derived from the MHFG Group’s own internal credit analyses.
(5)	Weighted averages are calculated by weighting each input by the relative fair value of the respective financial instruments.

Summary of Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis

The following table shows the fair value hierarchy for these items as of March 31, 2018 and 2019:

2018	Total	Level 1	Level 2	Level 3	Aggregate cost
	(in billions of yen)
Assets:
Loans	113	—	—	113	164
Loans held-for-sale	60	—	60	—	74
Equity securities (without readily determinable fair values)	1	—	—	1	3
Premises and equipment—net	—	—	—	—	4

Total assets measured at fair value on a nonrecurring basis	174	—	60	114	245

2019	Total	Level 1	Level 2	Level 3	Aggregate cost
	(in billions of yen)
Assets:
Loans	125	—	41	84	177
Loans held-for-sale	3	—	3	—	3
Equity securities (without readily determinable fair values)	1	—	—	1	1
Other investments	98	98	—	—	104
Premises and equipment—net	9	—	4	5	34
Intangible assets	—	—	—	—	1

Total assets measured at fair value on a nonrecurring basis	236	98	48	90	320

Note:	The fair values may not be current as of the dates indicated, but rather as of the date the fair value change occurred. Accordingly, the carrying values may not equal current fair value.

Carrying Amounts and Fair Values of Certain Financial Instruments, Excluding Financial Instruments Carried at Fair Value on a Recurring Basis and Those outside Scope of ASC 825

The following table shows the carrying amounts and fair values at March 31, 2018 and 2019, of certain financial instruments, excluding financial instruments which are carried at fair value on a recurring basis and those outside the scope of ASC 825 such as equity method investments as defined in ASC 323, “Investments—Equity Method and Joint Ventures” (“ASC 323”) and lease contracts as defined in ASC 840, “Leases” (“ASC 840”):

	2018
	Carrying amount	Estimated fair value
		Total	Level 1	Level 2	Level 3
	(in billions of yen)
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	61,381	61,381	1,206	60,175	—
Investments	2,518	2,522	1,984	538	—
Loans, net of allowance for loan losses (Note)	83,088	84,041	—	—	84,041

Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions	43,921	43,921	22,898	21,023	—
Interest-bearing deposits	113,558	113,540	61,719	51,821	—
Due to trust accounts	3,993	3,993	—	3,993	—
Other short-term borrowings	1,688	1,688	—	1,688	—
Long-term debt	10,970	10,995	—	10,098	897

	2019
	Carrying amount	Estimated fair value
		Total	Level 1	Level 2	Level 3
	(in billions of yen)
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	62,012	62,012	873	61,139	—
Investments	1,604	1,609	1,140	469	—
Loans, net of allowance for loan losses (Note)	82,382	83,490	—	—	83,490

Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions	44,918	44,918	24,983	19,935	—
Interest-bearing deposits	112,658	112,655	55,542	57,113	—
Due to trust accounts	312	312	—	312	—
Other short-term borrowings	1,995	1,995	—	1,995	—
Long-term debt	9,096	9,178	—	8,336	842

Note:	Loans, net of allowance for loan losses include items measured at fair value on a nonrecurring basis.